TIAA-CREF Money Market Fund
TIAA-CREF Money Market Fund
Investment objective
The Fund seeks high current income consistent with maintaining liquidity and preserving capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Money Market Fund - USD ($)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	$ 15.00	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Money Market Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees		0.25%		0.15%
Other Expenses		0.13%	0.29%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.48%	0.39%	0.29%	0.14%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.48%	0.39%	0.29%	0.14%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.50% of average daily net assets for Retail Class shares; (ii) 0.40% of average daily net assets for Retirement Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; and (iv) 0.15% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2016, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through July 31, 2016, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Money Market Fund - USD ($)	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$ 49	$ 40	$ 30	$ 14
3 Years	154	125	93	45
5 Years	269	219	163	79
10 Years	$ 604	$ 493	$ 368	$ 179

Principal investment strategies

The Fund invests in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds.

The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:

(1) Commercial paper (short-term “IOUs” issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than $1 billion in assets. These include certificates of deposit, time deposits, bankers’ acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers’ acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), limits the Fund’s investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are “First Tier Securities,” that is, instruments rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest short-term rating category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality or “Government Securities” as such term is defined by the applicable rules governing money market funds. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Current Income Risk—The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund’s peer group average.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average. The returns for the peer group average reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.00%.
Best quarter: 1.33%, for the quarter ended December 31, 2006. Worst quarter: 0.00%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2014
Average Annual Returns - TIAA-CREF Money Market Fund		1 Year	5 Years	10 Years		Inception Date
Institutional Class	[1]	none	0.04%	1.68%		Jul. 01, 1999
Retail Class	[1]	none	none	1.63%	[2]	Mar. 31, 2006
Retirement Class	[1]	none	none	1.57%	[2]	Mar. 31, 2006
Premier Class	[1]	none	none	1.66%	[2]	Sep. 30, 2009
iMoneyNet Money Fund Averages™—All Taxable		0.01%	0.02%	1.40%
[1]	Beginning August 27, 2013, part or all of the investment management fees of the Institutional, Retail, Retirement and Premier Classes are being voluntarily waived. In addition, the Fund's adviser is reimbursing certain other Fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the Fund's distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the Fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.
[2]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund’s shares may be higher or lower than that shown above.

For the Fund’s most current 7-day yield, please call the Fund at 800 842-2252.